Other Recievables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Receivables

	12.31.2017	12.31.2016
Non-current
Tax credits	80,874,026	92,271,030
Other receivables to Canon—Ferrosur Roca S.A. (Note 37)	50,105,821	91,550,175
Advance payment for acquisition of shares (Note 19) (*)	—	35,434,064
Advances to suppliers	2,907,688	—
Guarantee deposits	7,953,818	1,941,451
Miscellaneous	3,333,333	8,084,686

Total	145,174,686	229,281,406

Current
Tax credits	125,511,539	97,954,552
Related parties receivables (Note 19)	—	43,365,774
Prepaid expenses	54,133,979	14,199,214
Guarantee deposits	3,773,462	9,353,393
Reimbursement receivables	15,550,209	13,988,747
Advances to suppliers	26,077,417	19,129,087
Salaries advances and loans to employees	5,404,217	10,879,811
Receivables from sales of Property, plant and equipment	5,271,119	11,455,008
Miscellaneous	5,935,075	5,989,094

Total	241,657,017	226,314,680

(*)	In 2007, the Company acquired 1,623,474 shares of Cofesur S.A.—representing an interest of 2.36%—to Camargo Correa S.A. (Note 19), which required the approval of the Government to be effective. On March 6th, 2017, the Government approved the acquisition of the shares making it effective since then.